Fair-Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
7.875% senior unsecured notes (including unamortized premium of $639 and $772 in 2014 and 2013, respectively)	$ 1,050,639	$ 700,772
Fair value of debt	1,003,600	732,400
Seven Point Eight Seventy Five Percentage Senior Unsecured Notes [Member]
7.875% senior unsecured notes (including unamortized premium of $639 and $772 in 2014 and 2013, respectively)	$ 350,639	$ 350,772